UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21955

Stewart Capital Mutual Funds
(Exact name of Registrant as specified in charter)

800 Philadelphia Street
Indiana, PA 15701
(Address of principal executive offices) (Zip code)

Malcolm Polley
Stewart Capital Advisors, LLC
800 Philadelphia Street
Indiana, PA 15701
(Name and address of agent for service)

Copy to:
JoAnn M. Strasser
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

FORM N-Q

Item 1. Schedule of Investments.

Stewart Capital Mid Cap Fund
Schedule of Investments September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 85.2%
Capital Goods 10.1%
AECOM *	103,191	$3,067,869
EMCOR Group, Inc.	51,186	3,051,709
Triumph Group, Inc.	58,742	1,637,727
		7,757,305
Commercial & Professional Services 5.6%
Huron Consulting Group, Inc. *	31,053	1,855,727
Tetra Tech, Inc.	68,587	2,432,781
		4,288,508
Consumer Durables & Apparel 2.5%
Polaris Industries, Inc.	24,511	1,898,132

Consumer Services 7.1%
DeVry Education Group, Inc.	101,274	2,335,378
LifeLock, Inc. *	181,462	3,070,337
		5,405,715
Diversified Financials 5.8%
Federated Investors, Inc. - Cl. B	43,191	1,279,750
PRA Group, Inc. *	90,569	3,128,253
		4,408,003
Energy 1.4%
HollyFrontier Corp.	44,853	1,098,899

Health Care Equipment & Services 1.7%
Masimo Corp. *	21,639	1,287,304

Insurance 3.2%
AmTrust Financial Services, Inc.	91,321	2,450,142

Materials 4.4%
CF Industries Holdings, Inc.	59,839	1,457,080
FMC Corp.	39,942	1,930,796
		3,387,876
Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Myriad Genetics, Inc. *	116,572	2,399,052
PAREXEL International Corp. *	27,476	1,908,208
		4,307,260
Retailing 6.2%
American Eagle Outfitters, Inc.	106,672	1,905,162
GameStop Corp. - Cl. A	102,775	2,835,562
		4,740,724
Software & Services 11.8%
Blackhawk Network Holdings, Inc. *	76,414	2,305,410
NeuStar, Inc. - Cl. A *	91,184	2,424,583
Vantiv, Inc. *	34,404	1,935,913
Web.com Group, Inc. *	139,822	2,414,726
		9,080,632
Technology Hardware & Equipment 10.9%
F5 Networks, Inc. *	26,229	3,269,183
Flextronics International Ltd. *	188,215	2,563,488
Western Digital Corp.	43,799	2,560,927
		8,393,598

See Notes to Schedule of Investments.

Telecommunication Services 6.0%
j2 Global, Inc.	28,956	$1,928,759
Skyworks Solutions, Inc.	34,802	2,649,824
		4,578,583
Transportation 2.9%
Kirby Corp. *	35,960	2,235,274

Total Common Stocks (Cost $56,835,435)		65,317,955

LIMITED PARTNERSHIP INTEREST 4.0%
Materials 4.0%
Terra Nitrogen Co., LP	27,323	3,069,193

Total Limited Partnership Interest (Cost $3,325,337)		3,069,193

SHORT TERM INVESTMENT 2.7%
Federated Government Obligations Fund, 0.25% **	2,082,873	2,082,873

Total Short Term Investment (Cost $2,082,873)		2,082,873

Total Investments 91.9% (Cost $62,243,645)		70,470,021
Assets In Excess of Other Liabilities 8.1%		6,238,776

Net Assets 100.0%		$76,708,797

*	Non-income producing
**	Represents 7-day effective yield as of September 30, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments September 30, 2016 (Unaudited)

Organization

Stewart Capital Mutual Funds (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end investment management company which seeks long-term capital appreciation. The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”). Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser. The Fund commenced investment operations at the close of business on December 29, 2006.

Investment Valuation ■ In determining the Net Asset Value (“NAV”) of the Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the average of the current bid and asked prices on such exchanges. Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market. Short-term investments may be valued using amortized cost, which approximates fair value. Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its NAV per share.

Accounting principals generally accepted in the United States of America ("GAAP") defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪
Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Unit (or Its Equivalent) for interim and annual reporting periods beginning after December 15, 2015. The update eliminates the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requires the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy of the financial statements. Management has reviewed the requirements, and as of September 30, 2016 there were not any investments valued using practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, limited partnerships and short-term investments ■ Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. Short-term investments may be valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$65,317,955	$-	$-	$65,317,955
Limited Partnership Interest*	3,069,193	-	-	3,069,193
Short Term Investment	2,082,873	-	-	2,082,873
Total	$70,470,021	$-	$-	$70,470,021

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

GAAP requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended September 30, 2016, there were no transfers in or out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 2 or Level 3 securities during the period ended September 30, 2016. It is the Fund’s policy to recognize transfers in and out of all Levels at the end of the reporting period.

Federal Income Tax Information
At December 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$81,051,128

Gross Unrealized Appreciation	$19,130,946
Gross Unrealized Depreciation	(7,268,704)

Net Unrealized Appreciation	$11,862,242

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales and investments in limited partnerships.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:	/s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:	11/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:	11/16/2016

By:	/s/ Timothy P. McKee
Timothy P. McKee
Principal Financial Officer

Date:	11/16/2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)